OTHER COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2012
OTHER COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Book Value of the Partnership's Vessels Secured Against Long Term Loans and Capital Leases [Text Block]	Assets Pledged
(in thousands of $)	At June 30, 2012	At December 31, 2011
Book value of vessels secured against long-term loansand capital leases	835,103	853,055